INTANGIBLE ASSETS AND GOODWILL	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 6 – INTANGIBLE ASSETS AND GOODWILL

The following table summarizes the changes in goodwill during the nine months ended September 30, 2021:

Balance December 31, 2020	$4,101,369
Acquisition of goodwill	16,823,655
Impairment	-
Reclassification based on valuation report(1)	(230,000)
Ending balance, September 30, 2021(2)	$20,695,024

(1)	Subsequent to September 30, 2021, the Company obtained a third-party valuation for the December 16, 2020, acquisition of Alpine. As such, the purchase price allocation disclosed in the Company’s Annual Report in Form 10-K for December 31, 2020, filed on March 31, 2021, changed and, therefore, goodwill changed.

(2)	As of September 30, 2021, the Company had not obtained a third-party valuation for the August 12, 2021, acquisition of VelocIT. As such, the purchase price allocation disclosed in this Quarterly Report for September 30, 2021, may change and, therefore, goodwill from the acquisition may change.

The following table summarizes the identifiable intangible assets as of September 30, 2021, and December 31, 2020:

	Useful life	September 30, 2021	December 31, 2020
Tradenames – trademarks (1)	Indefinite	$1,211,800	$1,094,500
Customer base (1)	15 years	384,000	370,000
Non-compete agreements (1)	5 years	242,100	236,400
Intellectual property/technology (1)	10 years	748,466	521,000
		2,586,366	2,221,900
Less accumulated amortization		(226,964)	(116,468)
Total		$2,359,402	$2,105,432

(1)	These intangible assets were acquired in the acquisitions of TalaTek, Techville, Clear Skies, Alpine and VelocIT.

The weighted average remaining useful life of identifiable amortizable intangible assets remaining is 8.24 years.

Amortization of identifiable intangible assets for the three months ended September 30, 2021 and 2020, was $40,506 and $15,648, respectively. Amortization of identifiable intangible assets for the nine months ended September 30, 2021 and 2020, was $110,495 and $46,944, respectively.

The below table summarizes the future amortization expense for the remainder of 2021 and the next four years thereafter:

Remainder of 2021	$51,709
2022	153,554
2023	125,086
2024	127,939
2025	100,444
Thereafter	588,869
$1,147,601

NOTE 6 – INTANGIBLE ASSETS AND GOODWILL

The Company completed an acquisition of TalaTek, which gave rise to goodwill of $922,579.

The Company completed an acquisition of Techville (See Note 3), which gave rise to goodwill of $605,260.

The Company completed an acquisition of Clear Skies (See Note 3), which gave rise to goodwill of $636,398.

The Company completed an acquisition of Alpine (See Note 3), which gave rise to goodwill of $1,937,132.

At December 31, 2020, the Company performed a qualitative analysis on goodwill and due to the conclusion that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, management determined that goodwill is not impaired.

The following table summarizes the changes in goodwill during the years ended December 31, 2020 and 2019, respectively:

Balance December 31, 2018	$-
Acquisition of goodwill	922,579
Impairment	-
Balance December 31, 2019	922,579
Acquisition of goodwill	3,178,790
Impairment	-
Ending balance, September 30, 2020	$4,101,369

The following table summarizes the identifiable intangible assets as of December 31, 2020 and 2019:

	Useful life	2020	2019
Tradenames – trademarks (1)	Indefinite	$1,094,500	$589,200
Customer base (1)	15 years	370,000	206,000
Non-compete agreements (1)	2-5 years	236,400	183,300
Intellectual property/technology (1)	10 years	521,000	122,000
First priority option to acquire SaaS product (the “SaaS Option”) (2)		-	100,000
		2,221,900	1,200,500
Less accumulated amortization		(116,469)	(15,648)
Less impairment charge (3)		-	(100,000)
Total		$2,105,431	$1,084,852

(1)	These intangible assets were acquired in the acquisition of TalaTek, Techville and Clear Skies.

(2)	These intangible assets were acquired in the acquisition of TalaTek.

(3)	The Company concluded that the carrying amount of the SaaS Option would not be recoverable and, as a result, fully impaired the asset at December 31, 2019.

The weighted average useful life remaining of identifiable amortizable intangible assets remaining is 8.45 years as of December 31, 2020.

Accumulated amortization is as follows for the years ended December 31, 2020 and 2019.

	Tradenames - Trademarks	Customer Base	Non- Compete Agreements	Intellectual Property/Technology	Accumulated Amortization
Balance as of January 1, 2019	$-	$-	$-	$-	$-
Amortization expense	-	3,433	9,165	3,050	15,648
Balance as of December 31, 2019	-	3,433	9,165	3,050	15,648
Amortization expense	-	20,111	49,610	31,100	100,821
Balance as of December 31, 2020	$-	$23,544	$58,775	$34,150	$116,469

Amortization expense of identifiable intangible assets for the years ended December 31, 2020 and 2019, was $100,821 and $15,648, respectively.

The below table summarizes the future amortization expense as of December 31, 2020 for the next five years and thereafter:

2021	$139,977
2022	127,027
2023	113,427
2024	104,262
2025	76,767
Thereafter	449,471
$1,010,931